Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Entity File Number	1-13011
Entity Registrant Name	Comfort Systems USA, Inc.
Entity Central Index Key	0001035983
Entity Tax Identification Number	76-0526487
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9753 Katy Freeway
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	713
Local Phone Number	830-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	FIX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false